Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000135932 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.57%
C000135932 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000135932 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135932 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000135932 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000135932 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000135932 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000135932 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000135932 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000135932 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%
C000135932 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000135932 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.22%
C000006429 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.57%
C000006429 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006429 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006429 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000006429 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000006429 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006429 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006429 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000006429 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006429 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%
C000006429 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000006429 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.22%
C000006427 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	94.57%
C000006427 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000006427 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000006427 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000006427 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000006427 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000006427 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000006427 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C000006427 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006427 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.05%
C000006427 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.92%
C000006427 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.22%